UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22441

 NAME OF REGISTRANT:                     John Hancock Hedged Equity
                                         & Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


2Y61 JHF Hedged Equity & Income Fund
--------------------------------------------------------------------------------------------------------------------------
 PT BUMI RES TBK                                                                             Agenda Number:  703098904
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7122M110
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2011
          Ticker:
            ISIN:  ID1000068703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval board of directors annual report for             Mgmt          For                            For
       book year ended 31 Dec 2010

2      Approval financial report for book year ended             Mgmt          For                            For
       31 Dec 2010

3      Approval utilization company net profit for               Mgmt          For                            For
       book year 2010

4      Approval to appoint public accountant to audit            Mgmt          For                            For
       company books for book year    2011 and determine
       their honorarium




--------------------------------------------------------------------------------------------------------------------------
 PT BUMI RES TBK                                                                             Agenda Number:  703105040
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7122M110
    Meeting Type:  EGM
    Meeting Date:  27-Jun-2011
          Ticker:
            ISIN:  ID1000068703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval to pledge a substantial of company's             Mgmt          Against                        Against
       assets with regard in receiving credit facility
       from third party

2      Amendment to the article of association of the            Mgmt          Against                        Against
       company




--------------------------------------------------------------------------------------------------------------------------
 VALLAR PLC, ST HELIER                                                                       Agenda Number:  703136920
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9314B100
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2011
          Ticker:
            ISIN:  JE00B61G4Z19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive the accounts and the report of the             Mgmt          For                            For
       directors and auditors of the   Company for
       the accounting period ended 31 December 2010

2      To re-elect Indra Bakrie as a director of the             Mgmt          For                            For
       company

3      To re-elect Nathaniel Rothschild as a director            Mgmt          For                            For
       of the Company

4      To re-elect Ari Hudaya as a director of the               Mgmt          For                            For
       Company

5      To re-elect Andrew Beckham as a director of               Mgmt          For                            For
       the Company

6      To re-elect James Campbell as a director of               Mgmt          For                            For
       the Company

7      To re-elect Rosan Roeslani as a director of               Mgmt          For                            For
       the Company

8      To re-elect Sir Julian Horn-Smith as a director           Mgmt          For                            For
       of the Company

9      To re-elect Lord Renwick as a director of the             Mgmt          For                            For
       Company

10     To re-elect Sir Graham Hearne as a director               Mgmt          For                            For
       of the Company

11     To re-elect Steven Shapiro as a director of               Mgmt          For                            For
       the Company

12     To re-elect Amir Sambodo as a director of the             Mgmt          For                            For
       Company

13     To re-elect Philip Yeo as a director of the               Mgmt          For                            For
       Company

14     To re-elect Sony B. Harsono as a director of              Mgmt          For                            For
       the Company

15     To reappoint PricewaterhouseCoopers LLP as the            Mgmt          For                            For
       Company's auditors

16     To authorise the directors to agree the auditors'         Mgmt          For                            For
       remuneration

17     To authorise the directors of the Company to              Mgmt          For                            For
       allot equity securities in the   Company up
       to a specified amount

18     To authorise the directors to allot equity securities     Mgmt          For                            For
       in the Company without  making a pre-emptive
       offer to shareholders

19     To adopt new articles of association of the               Mgmt          For                            For
       Company with immediate effect




--------------------------------------------------------------------------------------------------------------------------
 WHEELOCK & CO LTD                                                                           Agenda Number:  703020420
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9553V106
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2011
          Ticker:
            ISIN:  HK0020000177
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL       LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20110427/LTN20110427551.pdf

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      To adopt the Financial Statements and the Reports         Mgmt          For                            For
       of the Directors and        Auditors for the
       financial year ended 31 December 2010

2      To declare a final dividend for the financial             Mgmt          For                            For
       year ended 31 December 2010

3.a    To re-elect Mr. B. M. Chang, a retiring Director,         Mgmt          Against                        Against
       as a Director

3.b    To re-elect Mr. Herald L. F. Lau, a retiring              Mgmt          For                            For
       Director, as a Director

3.c    To re-elect Mr. Ricky K. Y. Wong, a retiring              Mgmt          For                            For
       Director, as a Director

3.d    To re-elect Mr. Glenn S. Yee, a retiring Director,        Mgmt          Against                        Against
       as a Director

4      To re-appoint KPMG as Auditors of the Company             Mgmt          For                            For
       and to authorise the Directors  to fix their
       remuneration

5      To give a general mandate to the Directors for            Mgmt          For                            For
       share repurchases by the       Company

6      To give a general mandate to the Directors for            Mgmt          Against                        Against
       issue of shares

7      To approve the addition of repurchased securities         Mgmt          For                            For
       to the share issue general  mandate stated
       under Resolution No. 6

8      To approve the proposed share option scheme               Mgmt          For                            For
       of the Company

9      To approve the proposed share option scheme               Mgmt          For                            For
       of The Wharf (Holdings) Limited

cmmt   PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Hedged Equity & Income Fund
By (Signature)       /s/ Keith F. Harstein
Name                 Keith F. Harstein
Title                President
Date                 08/25/2011